Financial Assets Delivered as Guarantee - Summary of Financial Assets Delivered as Guarantee (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 6,756,220	$ 11,277,691	$ 6,800,296
For transactions with the BCRA [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	5,719,689	5,914,284	3,858,230
For securities forward contracts [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	182,448	4,420,094	2,212,958
For guarantee deposits [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 854,083	$ 943,313	$ 729,108